Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 10,882,077	$ 3,297,564
Restricted cash			2,100,000
Cash and cash equivalents	$ 10,515,820	8,782,077
Restricted cash	2,100,000	2,100,000
Marketable investment securities			2,478,953
Accounts receivable, net	1,579,614	1,399,153	2,398,872
Inventory, net	3,852,977	2,349,345	2,119,084
Prepaid expenses and other current assets	189,961	116,619	262,133
Other current assets		45,737
Total Current Assets	18,238,372	14,792,931	12,656,606
Property and equipment, net	192,711	143,852	234,308
Capitalized software development costs, net	1,710,652	1,540,121
Right-of-use assets	545,915	634,269	972,663
Other long-term assets	31,023	31,023	1,905,983
Total Assets	20,718,673	17,142,196	15,769,560
Current Liabilities:
Accounts payable	2,563,454	2,819,703	2,059,771
Deferred revenue	4,141,790	3,113,010	1,704,224
Line of credit, bank	802,738	802,738	802,738
Margin line of credit account			1,980,937
Convertible notes payable			954,622
Dividend notes payable	4,023,923	4,023,923
Accrued interest	565,402	661,376	459,872
Accrued and other current liabilities	2,823,067	999,307	1,125,495
Accrued and other current liabilities - assumed in Merger	45,008	45,008
Lease liability, current portion	296,291	363,102	334,255
Total Current Liabilities	18,208,821	15,775,168	10,668,339
Non-current Liabilities:
PIPE loan payable, net	5,165,893	4,068,953
Dividend notes payable			4,023,923
Gross sales royalty payable	1,000,000	1,000,000	1,000,000
Lease liability, net of current portion	278,071	305,125	668,228
Other liabilities			63,015
Total Liabilities	25,283,922	21,782,978	19,687,288
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10 million shares authorized; zero shares issued and outstanding, respectively
Treasury stock at cost, 4,692 shares of common stock held, respectively	(2,037,000)	(2,037,000)	(2,037,000)
Additional paid-in capital	21,294,479	18,548,931	10,479,738
Accumulated other comprehensive loss			(1,662)
Accumulated deficit	(23,825,818)	(21,155,496)	(12,358,924)
Total Stockholders’ Deficit	(4,565,249)	(4,640,781)	(3,917,728)
Total Liabilities and Stockholders’ Deficit	20,718,673	17,142,196	15,769,560
Series A Common Stock [Member]
Stockholders’ Deficit:
Common stock value	2,918	2,612	120
Series B Common Stock [Member]
Stockholders’ Deficit:
Common stock value	172	172
Nonrelated Party [Member]
Current Liabilities:
Notes payable, current portion	10,148	10,001	9,425
Non-current Liabilities:
Note payables, net of current portion	7,137	9,732	2,402,783
Related Party [Member]
Current Liabilities:
Notes payable, current portion	2,937,000	2,937,000	1,237,000
Non-current Liabilities:
Note payables, net of current portion	$ 624,000	$ 624,000	$ 861,000